Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2024	Apr. 30, 2023	Apr. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before tax	$ 32,777	$ 42,460	$ 45,298	$ 28,870
Adjustments for:
Share of losses of joint ventures	1,366	1,363	404
Interest income	(9,012)	(20,020)	(15,945)	(743)
Dividend income		(634)
Finance costs	3,403	10,326	1,195
Depreciation	999	5,159	479	9
Amortization	442	483	833	837
Recovery of accounts receivable written off	(1)		(2)	(20)
Share-based payment	83	86	244	1,138
Changes in fair value on financial assets at FVTPL	(16,279)	3,003	(15,386)	(16,940)
Gain on disposal of subsidiaries	(14,697)	(37,222)
Unrealized exchange gain				(403)
Operating cash flows before movements in working capital	(919)	5,004	17,120	12,748
Decrease (increase) in fiduciary bank balances	(115)	204	372	369
(Increase) decrease in accounts receivable	(170)	(823)	(4,272)	3,834
(Increase) decrease in prepayments, deposits and other receivables	5,808	(448)	1,545	521
(Decrease) increase in client’s monies held on trust	385	(814)	(398)	(316)
Increase in accounts payable	37	691	173	7
Increase in other payables and accruals	16,866	312	523	1,421
Increase (decrease) in contract liabilities	(494)	290	4,544	(3,011)
Increase in provision for replacement of hotel properties		247
Cash generated from operations	21,398	4,663	19,607	15,573
Dividend received		634
Tax paid	(38)	(1,052)	(4,106)	(5,323)
Net cash from operating activities	21,360	4,245	15,501	10,250
CASH FLOWS FROM INVESTING ACTIVITIES
Additions of financial assets at FVTPL	(825)	(350)	(5,545)	(3,835)
Proceeds from disposal of financial assets at FVTPL			58,170
Receipt of return from movie income right investments				2,681
Acquisition of property, plant and equipment	(17)	(159)	(2)	(6)
Acquisition of intangible assets				(227)
Acquisition of subsidiaries, net of cash acquired		9,057	3,860
Disposal of subsidiaries, net of cash disposed		(514)
Interest received	2,858	5,915	3,109	40
Loan to a third party			(100,123)
Repayment of loan to a third party			100,123
Advance to AMTD Group	(91,854)	(89,477)	(401,454)	(140,338)
Advance to non-controlling shareholders	(1,640)
Repayment from AMTD Group	55,488		222,271	92,546
Repayment from non-controlling shareholders			97
Net cash used in investing activities	(35,990)	(75,528)	(119,494)	(49,139)
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from bank borrowings		33,000	15,018
Proceeds from issue of shares			229,186
Repayment of bank borrowings		(15,000)
Placement of pledged bank deposits		(33,000)
Repayment to non-controlling shareholders	(594)	(13,344)
Finance costs paid	(3,375)	(7,468)	(742)
Net cash (used in) from financing activities	(3,969)	(35,812)	243,462
Net (decrease) increase in cash and cash equivalents	(18,599)	(107,095)	139,469	(38,889)
Cash and cash equivalents at beginning of the year/period	153,661	135,089	14,337	53,631
Effect of foreign exchange rate changes	27	(133)	(145)	(405)
Cash and cash equivalents at end of the year/period	135,089	27,861	153,661	14,337
Represented by:
Cash and cash equivalents	134,843	27,861	152,930	14,337
Cash and cash equivalents classified as assets held for sale	246		731
Cash and cash equivalents, Total	$ 135,089	$ 27,861	$ 153,661	$ 14,337